Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	CNTF
Entity Registrant Name	CHINA TECHFAITH WIRELESS COMMUNICATION TECHNOLOGY LTD
Entity Central Index Key	0001316317
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	794,003,193

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 250,637	$ 198,536
Accounts receivable, net of allowances of $13,133 and $9,394 as of December 31, 2010 and 2011, respectively	6,715	19,241
Amount due from a related party		8,061
Inventories	7,984	17,745
Prepaid expenses and other current assets	17,560	7,997
Deferred tax assets-current	207	163
Total current assets	283,103	251,743
Plant, machinery and equipment, net	69,979	44,408
Land use rights, net	10,755
Acquired intangible assets, net	2,327	2,799
Other asset		3,155
Goodwill	1,242	1,848
Deferred tax assets - non-current	3
TOTAL ASSETS	367,409	303,953
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2010 and 2011, respectively)	8,792	7,819
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2010 and 2011, respectively)		46
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $1,272 and $837 as of December 31, 2010 and 2011, respectively)	20,191	13,815
Advance from customers (including advance from customers of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $339 and $202 as of December 31, 2010 and 2011, respectively)	8,492	7,450
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2010 and 2011, respectively)	219	291
Income tax payable (including income tax payable of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $1,282 and $21 as of December 31, 2010 and 2011, respectively)	1,804	3,175
Put option liability (including put option of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2010 and 2011, respectively)	1,530	1,380
Total current liabilities	41,028	33,976
Deferred tax liability - non-current (including deferred tax liability-non-current of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2010 and 2011, respectively)	106	140
Long-term loan (including Long-term loan of the consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2010 and 2011, respectively)	290	290
Total liabilities	41,424	34,406
Commitments (Note 22)
Equity:
Ordinary shares of par value $0.00002: (50,000,000,000,000 shares authorized; shares issued and outstanding, 794,003,193 and 794,003,193, as of December 31, 2010 and 2011, respectively)	16	16
Additional paid-in capital	141,667	139,495
Accumulated other comprehensive income	43,597	31,098
Statutory reserve	22,631	16,679
Retained earnings	97,272	76,097
Total China Techfaith Wireless Communication Technology Limited shareholders' equity	305,183	263,385
Noncontrolling interests	20,802	6,162
Total equity	325,985	269,547
TOTAL LIABILITIES AND EQUITY	$ 367,409	$ 303,953

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowances	$ 9,394	$ 13,133
Accounts payable	8,792	7,819
Amounts due to related parties		46
Accrued expenses and other current liabilities	20,191	13,815
Advance from customers	8,492	7,450
Deferred revenue	219	291
Income tax payable	1,804	3,175
Put option liability	1,530	1,380
Deferred tax liability - non-current	106	140
Long-term loan	290	290
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	50,000,000,000,000	50,000,000,000,000
Ordinary shares, shares issued	794,003,193	794,003,193
Ordinary shares, shares outstanding	794,003,193	794,003,193
Consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited
Accrued expenses and other current liabilities	837	1,272
Advance from customers	202	339
Income tax payable	$ 21	$ 1,282

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 323,800	$ 271,877	$ 211,076
Cost of revenues	(238,564)	(204,785)	(172,865)
Gross profit	85,236	67,092	38,211
Operating expenses:
Research and development	(13,541)	(11,613)	(12,040)
Selling and marketing	(17,196)	(6,084)	(3,241)
General and administrative	(18,848)	(14,626)	(9,600)
Impairment of goodwill	(606)
Total operating expenses	(50,191)	(32,323)	(24,881)
Government subsidy income	224	159	481
Other operating income	2,824	1,109
Income from operations	38,093	36,037	13,811
Interest expenses		(1)	(35)
Interest income	1,365	882	667
Investment income		142
Loss on issuance of convertible notes			(3,176)
Other income (expenses), net	(79)	(101)	115
Change in fair value of derivatives embedded in convertible notes		1,280	(5,270)
Change in fair value of put option	(150)	(123)	(84)
Income before income taxes	39,229	38,116	6,028
Income tax expenses	(9,419)	(9,458)	(3,642)
Net income	29,810	28,658	2,386
Less: Net (income) loss attributable to noncontrolling interests	(2,683)	(818)	2,028
Net income attributable to China Techfaith Wireless Communication Technology Limited	27,127	27,840	4,414
Net income per share attributable to China Techfaith Wireless Communication Technology Limited:
Basic	$ 0.03	$ 0.04	$ 0.01
Diluted	$ 0.03	$ 0.03	$ 0.01
Weighted average shares used in computation:
Basic	794,003,193	732,784,822	650,057,866
Diluted	794,003,193	795,843,605	720,889,120
ODP
Revenues	212,784	222,549	210,588
Cost of revenues	(174,991)	(180,517)	(172,801)
Brand name phone sales
Revenues	67,535	38,462
Cost of revenues	(41,280)	(22,066)
Game
Revenues	43,481	10,866	488
Cost of revenues	$ (22,293)	$ (2,202)	$ (64)

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	Total	Ordinary shares	Additional paid-in capital	Treasury stock	Accumulated other comprehensive income	Statutory reserve	Retained earning	Equity attributable to China Techfaith Wireless Communication Technology Limited Shareholders	Noncontrolling Interests	Comprehensive income
Beginning Balance at Dec. 31, 2008	$ 191,816	$ 13	$ 105,846		$ 24,095	$ 8,542	$ 51,980	$ 190,476	$ 1,340
Beginning Balance (in shares) at Dec. 31, 2008		650,034,590
Repurchase of ordinary shares	(199)			(199)				(199)
Foreign currency translation adjustments	77				77			77		77
Vesting of nonvested shares (in shares)		121,455
Share-based compensation	20		20					20
Net income	2,386						4,414	4,414	(2,028)	2,386
Provision for statutory reserve						2,451	(2,451)
Capital contribution by noncontrolling shareholders	9,838		7,791		(309)			7,482	2,356
Ending Balance at Dec. 31, 2009	203,938	13	113,657	(199)	23,863	10,993	53,943	202,270	1,668	2,463
Ending Balance (in shares) at Dec. 31, 2009		650,156,045
Issue of ordinary shares for acquisition of Citylead (in shares)		65,934,066
Issue of ordinary shares for acquisition of Citylead	12,835	1	12,834					12,835
Cancellation of treasury stock (in shares)		(918,000)
Cancellation of treasury stock			(199)	199
Conversion of convertible notes (in shares)		78,814,628
Conversion of convertible notes	16,750	2	13,202					13,204	3,546
Foreign currency translation adjustments	7,365				7,235			7,235	130	7,365
Vesting of nonvested shares (in shares)		16,454
Share-based compensation	1		1					1
Net income	28,658						27,840	27,840	818	28,658
Provision for statutory reserve						5,686	(5,686)
Ending Balance at Dec. 31, 2010	269,547	16	139,495		31,098	16,679	76,097	263,385	6,162	36,023
Ending Balance (in shares) at Dec. 31, 2010		794,003,193
Foreign currency translation adjustments	13,026				12,499			12,499	527	13,026
Share-based compensation	2,172		2,172					2,172
Net income	29,810						27,127	27,127	2,683	29,810
Provision for statutory reserve						5,952	(5,952)
Capital contribution by noncontrolling shareholders	11,430								11,430
Ending Balance at Dec. 31, 2011	$ 325,985	$ 16	$ 141,667		$ 43,597	$ 22,631	$ 97,272	$ 305,183	$ 20,802	$ 42,836
Ending Balance (in shares) at Dec. 31, 2011		794,003,193

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 29,810	$ 28,658	$ 2,386
Adjustments to reconcile net income to net cash provided by operating activities:
Loss (gain) on disposal of plant, machinery and equipment	(44)	(479)	125
Gain from disposal of other asset	(903)
Impairment of goodwill	606
Amortization of acquired intangible assets	486	616	377
Amortization of land use rights	134
Inventory provision	10,504	2,186	409
Warranty provision	(246)	341	365
Bad debts expense	10,256	8,204	2,081
Depreciation of plant, machinery and equipment	3,160	2,769	4,213
Change in fair value of put option	150	123	84
Share-based compensation	2,172	1	20
Change in fair value of derivatives associated with convertible notes		(1,280)	5,270
Amortization of convertible notes interest		1
Loss on issuance of convertible notes			3,176
Changes in operating assets and liabilities:
Accounts receivable	10,757	(3,356)	2,385
Notes receivable			85
Inventories	(158)	5,104	14,417
Prepaid expenses and other current assets	(2,750)	8,927	(2,498)
Deferred tax assets	(47)	(163)	132
Payments for land use rights	(10,889)
Deferred tax liability	(34)	(30)
Accounts payable	534	(2,915)	1,140
Accrued expenses and other current liabilities	8,547	743	(406)
Advance from customers	739	2,730	(540)
Deferred revenue	(84)	(464)	(993)
Income tax payable	(1,486)	2,013	1,013
Net cash provided by operating activities	61,214	53,729	33,241
Investing activities:
Purchase of plant, machinery and equipment	(25,965)	(3,888)	(865)
Proceeds from sale of plant, machinery and equipment	45	57	47
Purchase of intangible assets		(334)	(490)
Cash acquired from business acquisition of Citylead, net of cash consideration paid of $500		10,683
Deposit received for disposal of other asset		2,773
Decrease in restricted cash			162
Net cash (used in) provided by investing activities	(25,920)	9,291	(1,146)
Financing activities:
Capital contribution by noncontrolling shareholders	6,403		9,838
Proceeds from issuance of convertible notes, net of issuance cost paid of $250			9,750
Proceeds from long-term borrowing		290
Repurchase of ordinary shares			(199)
Net cash provided by financing activities	6,403	290	19,389
Effect of exchange rate changes on cash and cash equivalents	10,404	4,682	134
Net increase in cash and cash equivalents	52,101	67,992	51,618
Cash and cash equivalents at the beginning of the year	198,536	130,544	78,926
Cash and cash equivalents at the end of the year	250,637	198,536	130,544
Cash paid during the year for:
Interest expenses		26	25
Income taxes	11,024	7,860	2,499
Non-cash investing and financing activities:
Share consideration issued in connection with the acquisition of Citylead (Note 3)		12,835
Conversion of the convertible notes (Note 15)		16,750
Capital contribution receivable from a noncontrolling shareholder (Note 6)	5,027
Receivable for disposal of other asset (Note 11)	$ 1,193

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cash acquired from business acquisition of Citylead, cash consideration paid	$ 500
Proceeds from issuance of convertible notes, issuance cost paid		$ 250

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Techfaith Wireless Communication Technology Limited (the “Company”) was incorporated under the laws of the Cayman Islands on June 25, 2004 and its subsidiaries, variable interest entities (the “VIEs”) and VIE’s subsidiary include the following as of December 31, 2011:

Subsidiaries	Date of incorporation/ acquisition	Place of incorporation	Percentage of legal ownership
Techfaith Wireless Communication Technology (Beijing) Limited (“Techfaith China”)	July 26, 2002	the People’s Republic of China (the “PRC”)	100%

Techfaith Wireless Technology Group Limited (“Techfaith BVI”) (formerly known as Techfaith Wireless Communication Technology Limited)	July 8, 2003	British Virgin Islands (the “BVI”)	100%

Great Earnest Technology Limited (“Great Earnest”)	August 8, 2003	BVI	100%

One Net Entertainment Limited (“One Net”) (formerly known as Techfaith Interactive Technology (Beijing) Limited)	September 5, 2003	PRC	67.8%

798 Entertainment Limited (“798 Entertainment”) (formerly known as Leo Technology Limited)	October 15, 2003	BVI	67.8%

Tecface Communication Technology (Beijing) Limited (“Tecface Technology”) (formerly known as STEP Technologies (Beijing) Co., Ltd.)	November 20, 2003	PRC	100%

Techfaith Intelligent Handset Technology (Hong Kong) Limited (“Techfaith HK”) (formerly known as First Achieve Technology Ltd.)	December 29, 2003	Hong Kong	100%

Finest Technology Limited (“Finest Technology”)	January 8, 2004	BVI	100%

Techfaith Wireless Communication Technology (Shanghai) Limited (“Techfaith Shanghai”)	March 22, 2004	PRC	100%

Infoexcel Technology Limited (“Infoexcel Technology”)	April 18, 2005	BVI	100%

Boost Time Limited (“Boost Time”)	August 25, 2005	BVI	100%

Techfaith Intelligent Handset Technology (Beijing) Limited (“Techfaith Intelligent Handset Beijing”)	September 9, 2005	PRC	100%

Charm Faith Limited (“Charm Faith”)	November 21, 2005	BVI	100%

Techfaith Wireless Communication Technology (Hangzhou) Limited (“Techfaith Hangzhou”)	April 24, 2006	PRC	100%

Fair Nice Technology Limited (“Fair Nice”)	February 26, 2007	BVI	100%
Techfaith Wireless Communication Technology (Shenyang) Limited (“Techfaith Shenyang”)	March 27, 2007	PRC	100%

Techfaith Wireless Technology (HK) Limited (“Technology HK”)	December 10, 2008	Hong Kong	100%

Media Chance Limited (“Media Chance”)	August 13, 2009	Hong Kong	51%

Time Spring Limited (“Time Spring”)	October 28, 2009	BVI	51%

UU Internet Technology (Shenyang) Limited (“UU Shenyang”)	November 26, 2009	PRC	67.8%

Glomate Mobile (Beijing) Co., Ltd. (“Glomate”)	January 5, 2010	PRC	51%

Citylead Limited (“Citylead”)	February 10, 2010	BVI	100%

QIGI&BODEE Technology Limited (“QIGI HK”)	February 10, 2010	Hong Kong	100%

Tecface International Technology Limited (“Tecface International”) (formerly known as QIGI&BODEE International Technology (Beijing) Limited (“QIGI International”))	February 10, 2010	PRC	100%

Tecface Communication & Equipment (Beijing) Limited (“Tecface Communication Equipment Beijing”)	September 16, 2011	PRC	60%

Tecface International Mobile (Shenyang) Co., Limited (“Tecface International Mobile”)	September 22, 2011	PRC	83.3%

VIEs and VIE’s subsidiary

Techfaith Software (China) Holding Limited (“TechSoft Holding”)	March 17, 2006	Cayman Islands	70%

Techfaith Software (China) Limited (“TechSoft”)	May 26, 2006	PRC	70%

Beijing Techfaith Interactive Internet Technology Limited (“Techfaith Interactive”)	May 14, 2009	PRC	nil

QIGI&BODEE Technology (Beijing) Co., Ltd. (“QIGI Technology”)	February 10, 2010	PRC	nil

The Company and all of its subsidiaries, VIEs and VIE’s subsidiary are collectively referred to as the “Group”.

In 2006, the Group started to design and manufacture handsets and smart phones through Electronics Manufacturing Service (“EMS”) providers for sales to mobile handset brand owners and electronic products wholesale distributors. Since 2008, the Group generated the majority of its revenue from sales of products. In 2009, the Group started generating revenue from mobile game design and other related services. In 2010, the Group acquired Citylead with its subsidiaries and VIE (the “Citylead Group”) and started to sell mobile phones under “QIGI” brand. In 2011, the Group started to sell mobile phones under “Tecface” brand.

Variable interest entities

TechSoft Holding

In March 2006, the Company entered into Series A Preferred Shares Purchase and Sell Agreement (“the Agreement”) with QUALCOMM Incorporated (“QUALCOMM”) to establish a 70%-owned subsidiary, TechSoft Holding, which engaged in the business of developing software applications for wireless communication devices. The Company and QUALCOMM subscribed 70% and 30% of the issued Series A preferred shares of TechSoft Holding, respectively. QUALCOMM is granted the right to, upon the occurrence of certain conditions, require the Company to purchase back any or all of its Series A Preferred Shares (“Put Option”); and the right to, upon the occurrence of certain conditions, purchase any or all of the Series A Preferred Shares held by the Company at the price and on the terms pre-defined (“Call Option”). The terms in the Agreement give QUALCOMM the unconditional right to exercise the Put Option at its discretion, and the Group is expected to absorb the expected losses of TechSoft Holding. The Agreement with QUALCOMM will expire when the Company purchases back all of the Series A Preferred Shares subscribed by QUALCOMM or QUALCOMM purchases all of the Series A Preferred Shares subscribed by the Company. Accordingly, the Group is the primary beneficiary of TechSoft Holding. TechSoft Holding set up a wholly owned subsidiary, TechSoft, in PRC on May 26, 2006.

Techfaith Interactive

The PRC regulations restrict direct foreign ownership of business entities operating mobile and online game business in the PRC where certain licenses are required. To comply with these foreign ownership restrictions, on May 14, 2009, through a series of contractual arrangements, the Group obtained control of Techfaith Interactive, an entity already obtained the internet content provider (“ICP”) license authorized by the PRC government authorities for operating mobile and online game business in the PRC. Techfaith Interactive is jointly owned by Ms. Yue Hongmei and Mr. Yue Hongwei for 70% and 30%, respectively. To provide the Group the ability to receive the majority of the expected residual returns of Techfaith Interactive, One Net, a wholly owned subsidiary of the Company extended interest-free loans with total principal of $1,465 to Ms. Yue Hongmei and Mr. Yue Hongwei to finance their investments in Techfaith Interactive.

•	Agreements that provide One Net effective control over the Techfaith Interactive

Power of attorney

The legal shareholders of Techfaith Interactive have executed an irrevocable power of attorney appointing One Net, or any person designated by One Net as their attorney-in-fact to vote on their behalf on all matters, including but not limited to the dividend declaration, of Techfaith Interactive requiring shareholder approval under PRC laws and regulations and the articles of association of Techfaith Interactive. The power of attorney remains effective indefinitely and noncancelable by the legal shareholders.

The Articles of Associations of Techfaith Interactive state that the major rights of the shareholders in a shareholders’ meeting include the power to approve the operating strategy and investment plan, elect the members of board of directors and approve their compensation, review and approve the annual budget and earnings distribution plan. Therefore, through the irrevocable power of attorney arrangement One Net has the ability to exercise effective control over the Techfaith Interactive through shareholder votes and through such votes to also control the composition of the board of directors. In addition, the senior management teams of Techfaith Interactive and those of One Net are all assigned by the Company. As a result, the Company has the power to direct the activities of the Techfaith Interactive that most significantly impact their economic performance.

Loan agreements

One Net has extended interest-free loans with the total principle amount of $1,465 to Ms. Yue Hongmei and Mr. Yue Hongwei to finance their investments in the Techfaith Interactive. The loans can only be repaid to One Net by transferring the shares of Techfaith Interactive to One Net. One Net has the right to request the transfer of the shares of the Techfaith Interactive to One Net or any party designated by One Net, at any time, for the amount of the loans outstanding. This agreement will be terminated when the loan is repaid in the manner mentioned above.

•	Agreements that transfer economic benefits of Techfaith Interactive to One Net

Exclusive business cooperation agreement

One Net signed the exclusive business cooperation agreement with Techfaith Interactive to provide technological, management, sales and marketing, and all the other core services. As consideration for these services, One Net is entitled to charge Techfaith Interactive annual service fee which equivalent to Techfaith Interactive’s annual net income. The exclusive business cooperation agreement will terminate when (1) One Net is dissolved, (2) One Net exercises the exclusive purchased option agreement, as described below and (3) One Net intends to terminate the agreement with 30 days prior notification.

Exclusive purchase option agreement

One Net has the right to purchase all or part of the share capital once permitted by PRC law. Total compensation should be Renminbi (“RMB”) one yuan or the lowest price allowed by PRC law. The right granted to One Net under this agreement was exclusive and irrecoverable. The rights and duties under this agreement can be transferred to any third party appointed by One Net. The exclusive purchase option agreement will not be terminated until One Net exercises its right to purchase the Techfaith Interactive’s shares pursuant to this agreement.

Equity pledge agreement

Shareholders of the Techfaith Interactive have pledged all of their equity interests in Techfaith Interactive with One Net to insure the fulfillment of the above agreements. The equity pledge agreement will remain in full force and effective until all of the above agreements terminate

Consequently the Company enjoys substantially all of the rewards of ownership of Techfaith Interactive and exercises controls over Techfaith Interactive and as a result, One Net is the primary beneficiary of the Techfaith Interactive and has consolidated Techfaith Interactive from May 14, 2009.

As of May 14, 2009, the net assets of Techfaith Interactive include an ICP license with fair value of $15 and cash of $1,450.

QIGI Technology

On February 10, 2010 the Group acquired Citylead, a Chinese brand mobile phone company, as set out in Note 3. QIGI Technology is jointly owned by Mr. Xu Enhai and Ms. Han Deling for 66.7% and 33.3%, respectively. Citylead, through Tecface International entered into a number of contractual agreements with QIGI Technology and its equity owners on February 5, 2010, Tecface International has the ability to receive the majority of expected residual returns of QIGI Technology.

•	Agreements that provide Tecface International effective control over the QIGI Technology

Power of attorney

The legal shareholders of QIGI Technology have executed an irrevocable power of attorney appointing Tecface International, or any person designated by Tecface International as their attorney-in-fact to vote on their behalf on all matters, including but not limited to the dividend declaration, of the QIGI Technology requiring shareholder approval under PRC laws and regulations and the articles of association of QIGI Technology. The power of attorney remains effective indefinitely and noncancelable by the legal shareholders.

The Articles of Associations of QIGI Technology state that the major rights of the shareholders in a shareholders’ meeting include the power to approve the operating strategy and investment plan, elect the members of board of directors and approve their compensation, review and approve the annual budget and earnings distribution plan. Therefore, through the irrevocable power of attorney arrangement Tecface International has the ability to exercise effective control over the Techfaith Interactive through shareholder votes and through such votes to also control the composition of the board of directors. In addition, the senior management teams of QIGI Technology and those of Tecface International are all assigned by the Company. As a result, the Company has the power to direct the activities of the QIGI Technology that most significantly impact their economic performance.

•	Agreements that transfer economic benefits of QIGI Technology to Tecface International

Exclusive business cooperation agreement

Tecface International signed the exclusive business cooperation agreement with QIGI Technology to provide technological, management, sales & marketing, and all the other core services. As consideration for these services, Tecface International is entitled to charge the QIGI Technology annual service fees which equivalent to QIGI ‘Technology’s annual net income. The exclusive business cooperation agreement will terminate when (1) Tecface International is dissolved, (2) Tecface International exercises the exclusive purchased option agreement, as described below and (3) Tecface International intends to terminate the agreement with 30 days prior notification.

Exclusive purchase option agreement

Tecface International has the right to purchase all or part of the shares capital once permitted by PRC law. Total compensation should be RMB 1 yuan or the lowest price allowed by PRC law. The right granted to Tecface International under this agreement was exclusive and irrecoverable. The rights and duties under this agreement can be transferred to any third party appointed by Tecface International. The exclusive option agreement will not be terminated until Tecface International exercises its right to purchase the QIGI Technology’s shares pursuant to this agreement.

Equity pledge agreement

Shareholders of the QIGI Technology have pledged all of their equity interests in QIGI Technology with Tecface International to insure the fulfillment of the above agreements. The equity pledge agreement remains in full force until QIGI Technology fulfills its obligations under the exclusive business cooperation agreement mentioned above.

Consequently the Company enjoys substantially all of the rewards of ownership of QIGI Technology and exercises controls over QIGI Technology and as a result, Tecface International is the primary beneficiary of the QIGI Technology and has consolidated QIGI Technology from February 5, 2010.

Because the Company, through its wholly owned subsidiaries, One Net and Tecface International, has (1) the power to direct the activities of the VIEs that most significantly affect the entities’ economic performance and (2) the right to receive benefits from the VIEs, it consolidates the VIEs.

Risks in relation to the VIE structure

The Company believes that One Net and Tecface International’s contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company’s ability to control the VIEs is also dependent on the power of attorney that the One Net and Tecface International have to vote on all matters requiring shareholder approval for the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, One Net and Tecface International or the VIEs.

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations.

The following financial statement amounts and balances of the Group’s VIEs were included in the accompanying consolidated financial statements after the elimination of the inter-company transactions and balances:

	December 31,
	2010	2011
Total current assets	$30,044	$28,767
Total non-current assets	914	534
Total assets	$30,958	$29,301

Total current liabilities	$2,893	$1,060
Total non-current liabilities	—	—
Total liabilities	$2,893	$1,060

	Years ended December 31,
	2009	2010	2011
Net revenues	$740	$44,120	$1,868
Net income (loss)	$(127)	$11,708	$(62)

	Years ended December 31,
	2009	2010	2011
Net cash provided by (used in) operating activities	$188	$35,004	$(6,368)
Net cash used in investing activities	$(80)	$(473)	$(2)
Net cash provided by financing activities	$—	$—	$—

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIE’s subsidiary. All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, provision for inventory written down, allowance for account receivable, valuation allowance for deferred tax assets, impairment for goodwill, useful lives and impairment for plant, machinery and equipment and intangible assets and provision for warranty.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•

Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Inventories

Inventories of the Group consist of raw materials, finished goods and work in progress. Inventories are stated at the lower of cost or market. Inventory costs include expenses that are directly or indirectly incurred in the acquisition, including shipping and handling costs charged to us by suppliers, and production of manufactured products for sale. Expenses include the cost of materials and supplies used in production, direct labour costs and allocated overhead costs such as depreciation, insurance, employee benefits, and indirect labour. Cost is determined using the weighted average method. Inventories are written down for provisions for obsolescence to net realizable value based upon estimates of future demand, technology developments, and market conditions.

Plant, machinery and equipment, net

Plant, machinery and equipment are carried at cost less accumulated depreciation and amortization. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Office building	47 or 48 years
Plant and machinery	4 years
Furniture, fixtures and equipment	4 years
Motor vehicles	4 years
Software	3-4 years
Leasehold improvements	Shorter of the lease term or 4 years

Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives, which is generally 50 years and represents the shorter of the estimated usage periods or the terms of the agreements.

Acquired intangible assets, net

Acquired intangible assets with definite lives are amortized on a straight-line basis over their expected useful economic lives. Intangible assets with indefinite lives consist of trade name and domain name acquired through business acquisition of Citylead. Intangible assets with indefinite live are not amortized but tested for impairment annually. Amortization is calculated on a straight-line basis over the following estimated useful lives:

Software license	2-5 years
Certification of internet content provider	5 years
Customer base	5 years
Contract backlog	2 months

Impairment of long-lived assets and intangible assets with definite lives

The Group reviews its long-lived assets and intangible assets with definite lives for impairment whenever events or change in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group would recognize an impairment loss based on the difference between the fair values of these assets and its carrying values.

Impairment of intangible assets with indefinite lives

The Group evaluates the remaining useful life of an intangible asset that is not being amortized in each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If the intangible asset that is not being amortized is subsequently determined to have a definite useful life, the asset is then tested for impairment in the same way as intangible assets with definite life.

An intangible asset that is not subject to amortization is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test of intangible assets with indefinite lives consists of a comparison of the fair value of an intangible asset with its carrying amount.

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill.

The Group performs its goodwill impairment test annually on December 31, and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The Group completes a two-step goodwill impairment test. The first step compares the fair value of each reporting unit (operating segment or one level below an operating segment) to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. During the years ended December 31, 2009, 2010 and 2011, the amount of goodwill impairment loss were $nil, $nil and $606, respectively. The total carrying amount of goodwill is $1,242 as of December 31, 2011, which belongs to brand name phone sales segment.

Deferred revenue

Deferred revenue relates to design fee revenue. Design fee advances received from customers immediately after the design contracts are executed, such advances are not recognized as design fee revenue until a pre-agreed milestone has been reached.

Treasury stock

Treasury stock represents shares of the Company’s stock that have been issued, repurchased by the Company, and that have not been retired or canceled. These shares have no voting rights and are not entitled to receive dividends and excluded from the weighted average outstanding shares in calculation of net income per share. Treasury stock is recorded at cost.

Revenue recognition

Revenue related to ODP segment

(1)	Product sales

Revenue from sales of products, including feature phones and smart phones designed by the Group and manufactured by EMS providers, wireless modules as well as other electronic components is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

(2)	Design fee

Design fee is a fixed amount paid in installments according to pre-agreed milestones. In general, three milestones are identified in the Group’s design contracts with customers. Three milestones include: 1, GSM-based handsets industry based standard referring as full type approval, or FTA; 2, the regulatory approval for its use in the intended country, in the case of China, a China type approval, or CTA; and 3, the beginning of mass production refers to as shipping acceptance, or SA. The Group recognizes revenues in accordance with authoritative guidance regarding to software revenue recognition based on the proportional performance method using an output measure determined by achievement of each milestone.

(3)	Component sales

Component sales revenue, including sales of mobile phone components other than finished mobile phone products (such as chips used in mobile products) is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

Revenue related to brand name phone sales segment

Revenue from sales of brand name phones, represent mobile phone under Tecface and QIGI brand. The Tecface and QIGI brand phones are designed by the Group and manufactured by EMS providers. Revenue is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

Revenue related to game segment

(1)	Motion game device

Motion game device is a PC game control device that is used in motion games. Motion game device is designed by the Group and manufactured by EMS providers. Revenue is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

(2)	Wireless gaming service

The Group provides mobile phone game related services to brand mobile phone manufacturers. Under these arrangements, the Group maintains a mobile phone web page so the brand mobile phone manufacturers’ end users can access the web page and download mobile phone games free of charge during the contract period. In return, mobile phone manufactures pay the Group a fixed fee for the contract period, usually one year. Revenue is recognized ratably over the contract period.

Business taxes

The Group’s PRC subsidiaries, VIEs and VIE’s subsidiary are subject to business taxes at the rate of 5% on certain types of services and the related revenues are presented net of business taxes incurred. The Group reports revenue net of business taxes. Business taxes deducted in arriving net revenue during 2009, 2010 and 2011 totaled $41, $319 and $78, respectively.

Value added tax (“VAT”) and VAT refund

VAT on sales is calculated at 17% on revenue from product and component sales and paid after deducting input VAT on purchases. The Group reports revenue net of VAT.

For products sold to overseas customers by PRC entities, the Group is entitled to a refund of VAT paid at rate of 13% for some component sales and 17% for other products sales. The Group records VAT refund on accrual basis. VAT refund is recorded as other current assets on the consolidated balance sheets. The Group reports revenue net of VAT.

Product warranty

The Group’s product warranty relates to the provision of bug fixing services to the Group’s designed mobile handset for a period of one to three years commencing upon the mass production of the mobile handset, and warranties to the Group’s customers on the sales of products for a period of one year. Accordingly, the Group’s product warranty accrual reflects management’s best estimate of probable liability under its product warranty. Management determines the warranty based on historical experience and other currently available evidence.

	Year ended December 31,
	2009	2010	2011
Balance at beginning of the year	$1,733	$377	$277
Current period provision	365	341	39
Utilized during the year	(244)	(102)	—
Reversal	(1,476)	(345)	(285)
Exchange difference	(1)	6	5

Balance at end of the year	$377	$277	$36

Government subsidies and grants

Some local governments in the PRC give subsidies to companies as an incentive to establish business in its jurisdiction. These government subsidies are recognized as subsidy income in the statement of operations when they are received as the Group does not have further obligation to earn these subsidies. The Group recorded government subsidy income of $282, $159 and $224 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Group also receives government grants as compensation for performing government endorsed projects. The grants are refundable until the Group achieves certain performance measures. These government grants are recorded as a liability until earned. The Group recognizes these grants as subsidy income once it completes the relevant projects and achieves the performance measures. The Group recorded a government subsidy income of $199, $nil and $nil for the years ended December 31, 2009, 2010 and 2011, respectively. The amount of $394 and $683 were recorded as a liability on the balance sheet as of December 31, 2010 and 2011, respectively.

Research and development costs

Research and development expenses are incurred in the development of handset design and wireless software application. Technological feasibility for the Group’s internally developed products is reached shortly before the products are released to customers. Costs incurred after technological feasibility has historically been immaterial. Accordingly, the Group has expensed all research and development costs when incurred.

Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $908, $2,983 and $12,930 in 2009, 2010 and 2011, respectively, and have been included as part of selling and marketing expenses.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries, VIEs and VIE’s subsidiary located in the PRC are maintained in their local currencies, the RMB, which are also the functional currencies of these entities. The financial records of the Group’s subsidiaries located in Hong Kong are maintained in U.S. dollar, which is also the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statement of operations.

The Group’s entities with functional currency of RMB, translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not identify significant unrecognized tax benefits for years ended December 31, 2010 and 2011. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the Group’s unrecognized tax benefits would not change significantly within 12 months from December 31, 2011.

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income for the years presented has been disclosed within the consolidated statements of changes in equity and comprehensive income.

Financial instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, the Put Option, amount due from a related party, amounts due to related parties, the principle amount of senior secured convertible promissory notes (the “Convertible Notes”) and derivatives embedded in the Convertible Notes.

The carrying values of all these financial instruments, except for the Put Option, approximate their fair values due to the short-term nature of these instruments. The Put Option is carried at fair value.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, and accounts receivable. The Group places its cash and cash equivalents with financial institutions with high credit ratings and quality.

The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers; however, upfront deposit based on a portion of the design fee under the contract will generally be required to be received when the design contract is entered into. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. Information relating to the Group’s major customers is summarized in Note 23.

Share-based payment

Share-based payment transactions with employees and independent directors, such as share options and nonvested shares, are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expense over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period, based on graded vesting attribution method prior to year 2011, with a corresponding impact reflected in additional paid-in capital. Effective January 1, 2011, the Group changed its method of amortization of share-based payment expense from the graded vesting attribution method to straight-line attribution method. Management believes the straight-line attribution method result in a better matching of amortization of share-based payment expense with employee service obtained. The Group recorded share-based payment expense of $20 and $1 in 2009 and 2010, respectively. The effect of the change in 2009 and 2010 were not significant.

Shares awards issued to non-employees (other than non-employee directors), such as consultants, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

Net income per share

Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The effect of the Convertible Notes is calculated using if-converted method when calculate diluted net income per ordinary share. Ordinary share equivalents are excluded from the computation of the diluted net loss per share in periods when their effect would be anti-dilutive. The effect of the stock options is computed using the treasury stock method.

Accounting pronouncements not yet adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

(1)	Highest-and-best-use and valuation-premise concepts for nonfinancial assets – the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

(2)	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk – the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

(3)	Premiums or discounts in fair value measure – the guidance states that “premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.”

(4)	Fair value of an instrument classified in a reporting entity’s shareholders’ equity – the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

(5)	Disclosures about fair value measurements – the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(a)	For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(b)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this pronouncement to have a significant effect on its consolidated financial position or results of operations.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Group does not expect the adoption of this pronouncement to have a significant effect on its consolidated financial position or results of operations.

In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Group does not expect the adoption of this pronouncement to have a significant effect on its consolidated financial position or results of operations.

In December 2011, the FASB has issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement to have a significant effect on our consolidated financial position or results of operations.

ACQUISITION	12 Months Ended
Dec. 31, 2011
ACQUISITION
3.	ACQUISITION

On February 10, 2010, the Group acquired Citylead together with its subsidiaries and VIE, QIGI Technology, a domestic brand mobile phone company.

The consideration paid includes $500 of cash and 65,934,066 ordinary shares of the Company at a fair value of $0.19 per ordinary share as of the acquisition date. There are contingent receivables according to the acquisition agreements based on QIGI Technology’s operating performance. If QIGI Technology does not meet the performance target for year 2010 or 2011 as stipulated in the share purchase agreement, the former shareholders of Citylead are obligated to return certain number of ordinary shares of the Company back to the Group based on a pre-determined formula. Such contingent share receivable was initially recorded as contingent receivable at fair value as of the acquisition date and subsequently remeasured at fair value at each period end. For the both year 2010 and 2011, QIGI Technology had met the operating performance. As of December 31, 2011, such contingent receivable was $nil. Total consideration paid was determined as follows:

Cash consideration	$500
Fair value of ordinary shares	12,835
Fair value of contingent receivable	(196)

Total consideration	$13,139

Through this acquisition the Group expanded its branding business to target enterprise users and operator tailored customers.

The transaction was considered an acquisition of a business and accordingly the acquisition method of accounting has been applied.

The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, and was allocated to assets acquired and liabilities assumed as follows:

		Amortization period
Cash acquired	$11,183
Intangible assets:
Contract backlog	20	0.1 year
Customer base	680	5 years
Trade name & domain name	1,670	Indefinite life
Goodwill	1,242
Deferred tax liability	(170)
Other net liabilities acquired	(1,486)

Total	$13,139

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The change of fair value of the contingent receivable from date of acquisition to December 31, 2010 and 2011 were determined to be a decrease in asset of $107 and $89, which was recognized as other expense in the consolidated statements of operations in the period of year 2010, and 2011, respectively.

The following pro forma information summarizes the results of operations for the Group as if the acquisition had occurred as of January 1, 2010. The following pro forma financial information is not necessarily indicative of the result that would have occurred had the acquisition been completion at the beginning of the period indicated, nor is it indicative of future operating results:

Year ended December 31, 2010
Total revenue	$273,340
Net income attributable to China Techfaith Wireless Communication Technology Limited	$27,591

Net income per share attributable to China Techfaith Wireless Communication Technology Limited
- Basic	$0.04
- Diluted	$0.03

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Movement of allowance for doubtful accounts was as follows:

	December 31,
	2009	2010	2011
Balance at beginning of the year	$7,128	$9,151	$13,133
Charge to expenses	2,081	8,244	10,386
Reversal	(62)	(40)	(130)
Written-off	—	(4,498)	(14,511)
Exchange difference	4	276	516

Balance at end of the year	$9,151	$13,133	$9,394

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
5.	INVENTORIES

Inventories consisted of the following:

	December 31,
	2010	2011
Raw materials	$16,525	$6,924
Finished goods	1,189	980
Work in progress	31	80

	$17,745	$7,984

Inventories were written down for $409, $2,186 and $10,504 and charged to income during 2009, 2010 and 2011, respectively. The write down of inventory during the years ended December 31, 2009, 2010 and 2011 was mainly related to the technologically out-of-dated and obsolete inventories that are no longer suitable for future productions, due to rapid advancement in mobile phone technology and change in market preference.

Movement of provision for inventory written down was as follows:

	December 31,
	2009	2010	2011
Balance at beginning of the year	$1,987	$2,373	$4,690
Charge to expenses	409	2,186	10,504
Written-off	—	—	(13,690)
Exchange difference	(23)	131	481

Balance at end of the year	$2,373	$4,690	$1,985

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2010	2011
Capital contribution receivable from a noncontrolling shareholder	$—	$5,027
Advance to EMS providers	1,042	4,910
Value added taxes recoverable	3,061	2,082
Rental receivable	703	1,968
Receivable for disposal of other assets	—	1,193
Social insurance borne by employee	560	785
Prepaid testing and tooling fee	302	515
Prepaid software license fee	384	411
Deposits	642	287
Staff advances	251	284
Other prepaid and current assets	68	98
Rebate receivable	796	—
Prepaid commercial insurance	99	—
Contingent acquisition receivable	89	—

	$7,997	$17,560

In July 2011, the Group paid $12,251, represent 60% ownership, to form Tecface Communication Equipment Beijing with Beijing E-town International Investment and Development Co Ltd (“BEIID”). Even though BEIID have not paid their portion of the capital contribution in full, they have the full legal rights and entitlement to their portion of the equity. The capital contribution receivable of $5,027 represented the receivable form BEIID (noncontrolling interest) for the investment that has not been collected by Tecface Communication Equipment Beijing.

PLANT, MACHINERY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PLANT, MACHINERY AND EQUIPMENT, NET
7.	PLANT, MACHINERY AND EQUIPMENT, NET

Plant, machinery and equipment, net consisted of the following:

	December 31,
	2010	2011
Construction in progress	$2,576	$21,002
Office building	42,020	44,064
Leasehold improvements	1,807	7,448
Motor vehicles	745	676
Plant and machinery	11,749	10,702
Furniture, fixtures and equipment	5,244	5,152
Software	7,789	10,318

	$71,930	$99,362
Less: Accumulated depreciation	(27,522)	(29,383)

Plant, machinery and equipment, net	$44,408	$69,979

The Group recorded depreciation expenses of $4,213, $2,769 and $3,160 for the years ended December 31, 2009, 2010 and 2011, respectively.

LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2011
LAND USE RIGHTS, NET
8.	LAND USE RIGHTS, NET

Land use rights, net consisted of the following:

	December 31,
	2010	2011
Land use rights	$—	$10,889
Less: accumulated amortization	—	134

Land use rights, net	$—	$10,755

Amortization expenses for land use rights totaled $nil, $nil and $134 for the years ended December 31, 2009, 2010 and 2011, respectively. Future amortization expenses are $219 per year for each of the next 49 years through December 31, 2060.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET
9.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consisted of the following:

	December 31, 2010			December 31, 2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets with definite life:
- Software license	$3,013	$(2,453)	$560	$3,056	$(2,828)	$228
- Certification of internet content provider	15	(5)	10	15	(9)	6
- Customer base	680	(121)	559	680	(257)	423
- Contract backlog	20	(20)	—	20	(20)	—

	3,728	(2,599)	1,129	3,771	(3,114)	657

Intangible assets with indefinite life:
- Trade name and domain name	1,670	—	1,670	1,670	—	1,670

	$5,398	$(2,599)	$2,799	$5,441	$(3,114)	$2,327

The Group had recorded amortization expenses of $377, $616 and $486 for the years ended December 31, 2009, 2010 and 2011, respectively.

The future amortization expenses for the net carrying amount of intangible assets with definite lives as of December 31, 2011 were as follows:

Year 2012	$336
Year 2013	168
Year 2014	138
Year 2015 and thereafter	15

$657

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
10.	GOODWILL

Changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2010 and 2011, consisted of the following:

	December 31, 2010			December 31, 2011
	ODP	Brand name phone sales	Total	ODP	Brand name phone sales	Total
Gross amount:
Beginning balance	$606	$—	$606	$606	$1,242	$1,848
Goodwill recognized in acquisition	—	1,242	1,242	—	—	—
Disposal	—	—	—	—	—	—

Ending balance	606	1,242	1,848	606	1,242	1,848

Accumulated impairment loss:
Beginning balance	—	—	—	—	—	—
Disposal	—	—	—	—	—	—
Charge for the year	—	—	—	(606)	—	(606)

Ending balance	—	—	—	(606)	—	(606)

Goodwill, net	$606	$1,242	$1,848	$—	$1,242	$1,242

During the third quarter of 2011, the Group determined that due to the significant decline in its stock price for a sustained period, there was an impairment indicator related to goodwill as of September 30, 2011. The Group performed an assessment of the carrying value of goodwill as of September 30, 2011. Based on that assessment, the Group concluded that goodwill allocated to the ODP segment was fully impaired because the estimated growth rates and profit margins for future periods were expected lower than that of prior years.

The Group performs its annual goodwill impairment tests on December 31 of each year. The Group evaluated the situation as of December 31, 2011 by referencing to the assessment performed with respect to September 30, 2011, and concluded that there was no further goodwill impairment as of December 31, 2011.

In the goodwill impairment test, the Group used the income approach, which it believed to be more reliable than the market approach in determining the fair value of the Group’s reporting unit. Accordingly, it adopted a discounted cashflow (“DCF”) method under the income approach, which considers a number of factors that include expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of its business unit. The assumptions are inherently uncertain and subjective.

When applying the DCF method for the reporting unit, the Group incorporated the use of projected financial information and a discount rate developed using market participant based assumptions. The cash flow projections were based on five-year financial forecasts developed by management that included revenue projections, capital spending trends, and investments in working capital to support anticipated revenue growth. The discount rate selected was 40% with the consideration of the risk and nature of the reporting unit’s cash flows and the rates of return market participants would require investing their capital in the reporting unit.

Based on the impairment tests performed, the Group recognized an impairment loss of $nil, $nil and $606 for the years ended December 31, 2009, 2010 and 2011, respectively.

OTHER ASSET	12 Months Ended
Dec. 31, 2011
OTHER ASSET
11.	OTHER ASSET

In 2010, the Group negotiated with Guanghua Xinwang Limited (“Guanghua”) to sell a portion of the Group’s office building. On July 19, 2010, the Group jointly formed a company named Beijing Ruike Xinwang Limited (“Ruike”) in Beijing with a third party as designated by Guanghua. The Group legally owned 70% equity interest of Ruike by injecting the portion of the office building with a carrying amount of $3,155, which the Group orally agreed to sell to Guanghua. In January 2011, the Group signed the agreement with Guanghua to sell the 70% equity interest in Ruike for a consideration of $4,058 in cash, from which a deposit of $2,773 was received as of December 31, 2010.

The Group considered the substance of the arrangement as a sale of the office building with carrying amount of $3,155 at a price of $4,058. The Group ceased recording depreciation expense of the office building in July 2010 and reclassified the carrying amount from the plant, machinery and equipment account to the other asset account on the balance sheet. The Group recorded a gain from disposal of other asset of $903 for the year ended December 31, 2011. The transaction was closed in 2011, with remaining payment of $1,193 received in February 2012.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2010	2011
Accrued advertising expense	$328	$6,135
Social insurance payables	2,113	3,135
Prepayment from suppliers	870	3,071
Business tax, value added tax and other tax payables	2,141	2,239
Rental payable	210	1,517
Accrued professional fees	1,356	1,118
Accrued wages	647	1,067
Government subsidies	394	683
Accrued royalty and license fee	1,157	430
Accrued facility fee	391	322
Others	511	279
Customer deposits for minimum purchase	152	159
Warranty provision	277	36
Deposit received for disposal of other asset (Note 11)	2,773	—
Accrued testing fee	495	—

	$13,815	$20,191

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
13.	INCOME TAXES

Cayman Islands

The Company and TechSoft Holding are tax exempted companies incorporated in the Cayman Islands.

British Virgin Islands

Under the current BVI law, income from Techfaith BVI, Great Earnest, 798 Entertainment, Finest Technology, Infoexcel Technology, Boost Time, Charm Faith, Fair Nice, Citylead and Time Spring are not subject to taxation.

Hong Kong

No provision for Hong Kong Profits Tax was made for the years ended December 31, 2009, 2010 and 2011 on the basis that Techfaith HK, Technology HK, QIGI HK and Media Chance did not have any assessable profits arising in or derived from Hong Kong.

PRC

On March 16, 2007, the National People’s Congress adopted the Enterprise Income Tax Law (“the New EIT Law”) which became effective on January 1, 2008. The New EIT Law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. Under the New EIT Law, an enterprise which qualifies as a “high and new technology enterprise” (“the new HNTE”) is entitled to a tax rate of 15%.

Techfaith China and Techfaith Intelligent Handset Beijing have obtained high and new technology enterprise under the old EIT (“HNTE”) law and obtained the new HNTE in December 2008 under the New EIT Law. Techfaith China and Techfaith Intelligent Handset Beijing were exempt from tax for three years followed by a 50% reduction in tax rate for the subsequent three years, starting from and 2003 and 2006, respectively.

Techfaith Shanghai is a qualified manufacturing foreign investment enterprise located in Shanghai Pudong according to the old EIT law and obtained HNTE in December 2008. It was entitled to a preferential tax rate of 15% prior to year 2008, with two years exemption followed by a 50% reduction in tax rate for the subsequent three years under the old EIT law beginning from 2005. In 2009, Techfaith Shanghai is entitled a tax rate of 20% according to the transition rule from the old EIT law to the New EIT Law. Beginning from 2010, the tax rate for Techfaith Shanghai is 15%.

Techfaith Hangzhou and TechSoft are foreign investment enterprises which were entitled to a two year exemption followed by a 50% reduction in tax rate for the subsequent three years over the statuary tax rate of 25% starting from 2007 and 2008, respectively.

One Net has obtained the new HNTE in September 2011 under the New EIT Law. Beginning from 2011, the tax rate for One Net is 15%.

The preferential tax rates, which are rates enjoyed by the PRC entities of the Group, different from the statutory rates, are presented in the following table.

Subsidiaries and VIE’s subsidiary	2009	2010	2011	2012	2013
Techfaith China (1)	15.0%	15.0%	15.0%	15.0%	15.0%
Techfaith Intelligent Handset Beijing (1)	7.5%	7.5%	7.5%	15.0%	15.0%
Techfaith Shanghai (1)	10.0%	15.0%	15.0%	15.0%	15.0%
One Net (1)	25.0%	25.0%	15.0%	15.0%	15.0%
Techfaith Hangzhou	12.5%	12.5%	12.5%	25.0%	25.0%
TechSoft	0.0%	12.5%	12.5%	12.5%	25.0%

(1)	The new HNTE status obtained by Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai in 2008 and the new HNTE status obtained by One Net in 2011 under the New EIT Law is valid for three years and qualifying entities can then apply to renew for an additional three years provided their business operations continue to qualify for the new HNTE status. Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai renewed the HNTE status in 2011, and the Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future. Accordingly, in calculating deferred tax assets and liabilities, the Group assumed its qualifying entities will continue to renew the new HNTE status at the conclusion of the three year period.

The EIT Law includes a provision specifying that legal entities organized outside China will be considered residents for Chinese income tax purposes if their place of effective management or control is within China. If legal entities organized outside China were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income earned by legal entities organized outside China to be subject to China’s 25% EIT. The Implementation Rules to EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. resides within China. Pursuant to the Implementation Rules to EIT Law released by the Chinese government, management does not believe that the legal entities organized outside China should be characterized as China tax residents for EIT Law purposes.

Under the new EIT Law and its implementation rules, dividends generated after January 1, 2008 and payable by a foreign invested enterprise in China to its foreign investors who are nonresident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.

Aggregate undistributed earnings of the Company’s subsidiaries, VIEs and VIE’s subsidiary located in the PRC that are taxable upon distribution to the Company of approximately $117,483 and $172,321 at December 31, 2010 and 2011, respectively, are considered to be indefinitely reinvested under authoritative pronouncement, because the Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2011.

The current and deferred components of the income tax expense appearing in the consolidated statements of operation were as follows:

	Year ended December 31,
	2009	2010	2011
Current tax	$3,513	$9,651	$9,500
Deferred tax	129	(193)	(81)

	$3,642	$9,458	$9,419

All of the income taxes are related to the PRC entities of the Group.

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	Year ended December 31,
	2010	2011
Deferred tax assets—current:
Accrued expenses	$361	$979
Product warranty provision	32	1
Allowance for doubtful accounts	723	61
Inventory provision	460	299
Net operating loss carry forwards	—	201
Less: Valuation allowance	(1,413)	(1,334)

Net deferred tax assets—current	$163	$207

Deferred tax assets—non-current:
Depreciation and amortization	$405	$204
Net operating loss carry forwards	8,685	10,346
Less: Valuation allowance	(9,090)	(10,547)

Net deferred tax assets non-current	$—	$3

	Year ended December 31,
	2010	2011
Deferred tax liability—non-current:
Acquired intangible asset	$140	$106

As of December 31, 2011, operating loss carry forwards amounted to $66,548 which will begin to expire in 2012. The Group determines whether or not a valuation allowance is required at the level of each taxable entity.

The deferred tax assets arise in companies which are not expected to have any significant taxable income in the foreseeable future and consequently a full provision has been made in respect of those for the entities of the Group.

Reconciliation between the provision for income tax computed by PRC enterprise income tax rate of 25% to income before income taxes and actual provision for income taxes is as follows:

	Year ended December 31,
	2009	2010	2011
Income before income tax	$6,028	$38,116	$39,229
Tax provision at PRC enterprise income tax rate of 25%	1,507	9,529	9,807
Expenses not deductible for tax purposes	153	2,428	2,127
Tax exemption and preferential tax rates granted to PRC entities	(2,825)	(3,629)	(2,233)
Effect of the different income tax rates in other jurisdictions	2,493	1,848	1,096
Changes in valuation allowances	2,314	(718)	(1,378)

	$3,642	$9,458	$9,419

Without the tax exemption and preferential tax rates granted to PRC entities, income tax expense would increase by approximately $3,505, $5,793 and $7,325 for the years ended December 31, 2009, 2010 and 2011, respectively, representing a decrease in the basic and diluted earnings per share of $0.01, $0.01 and $0.01, for the years ended December 31, 2009, 2010 and 2011, respectively.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2009, 2010 and 2011. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2011.

Since January 1, 2008, the relevant tax authorities of the Group’s subsidiaries, VIEs and VIE’s subsidiary have not conducted a tax examination on the Group’s subsidiaries, VIEs and VIE’s subsidiary. In accordance with relevant PRC tax administration laws, tax years from 2006 to 2011 of the Group’s PRC subsidiaries, VIEs and VIE’s subsidiary remain subject to tax audits as of December 31, 2011, at the tax authority’s discretion.

PUT OPTION LIABILITY	12 Months Ended
Dec. 31, 2011
PUT OPTION LIABILITY
14.	PUT OPTION LIABILITY

In March 2006, the Group entered into the Agreement with QUALCOMM to establish a 70%-owned subsidiary, TechSoft Holding, as set out in Note 1. The exercise price for both the Put Option and the Call Option shall be the higher of, the original purchase price per share paid by QUALCOMM or the Group, subject to a continuous compounded growth rate increase of ten percent (10%) per annum including the date of full payment of the option price, as well as any declared and unpaid dividends accrued or accruing thereupon up until the date of redemption; and the amount equivalent to the business valuation performed by an independent professional valuation company that is mutually agreed upon by QUALCOMM and the Group, in proportion to QUALCOMM’s percentage of shareholding on a fully-diluted as converted basis. The Put Option was recorded at its fair value as a liability and subsequently remeasured at fair value at each period end.

As the valuation of the Put Option is based on the valuation of TechSoft Holding, a non-public company, it requires significant management judgment due to the absence of quoted market prices, and the lack of observable inputs. As a result, the Group has determined that the fair value of the Put Option is classified as Level 3 valuation within the fair value hierarchy (see Note 16).

The fair value of TechSoft Holding’s ordinary share is determined using the income approach valuation methodology that includes discounted cash flows of TechSoft Holding. The discounted cash flows were based on discrete five-year forecast developed by management for planning purposes, discounted at weighted average cost of capital. The fair value of TechSoft Holding’s ordinary shares as of December 31, 2011 is less than the calculated value and therefore the value of the Put Option is based on the difference between the calculated value and the fair value of the ordinary shares of TechSoft Holding, having regard to the probability of QUALCOMM exercising the Put Option.

A reconciliation of the beginning and ending balances of the Put Option measured at fair value, on a recurring basis, using Level 3 inputs follows:

Balance at the beginning of 2009	$1,173
Change in fair value of the Put Option	84

Balance at the beginning of 2010	1,257
Change in fair value of the Put Option	123

Balance at the beginning of 2011	1,380
Change in fair value of the Put Option	150

Balance at the end of 2011	$1,530

CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE NOTES
15.	CONVERTIBLE NOTES

On June 9, 2009, 798 Entertainment, a subsidiary of the Group, issued $10,000 principal amount of the Convertible Notes due June 8, 2012, to a group of unrelated third party investors (the “Note Holders”). The Convertible Notes were issued at par and bear interest at a rate of 8% per annum, compounded annually. Interest is due on the notes maturity date and payable in cash.

The key terms of the Convertible Notes are as follows:

Conversion

The Note Holders have the right, at any time on or before the tenth day before the maturity date, to convert the outstanding principal amount, or a portion thereof, into that number of

(i)	798 Entertainment’s Class B Ordinary Shares, par value $0.01 per share at the conversion price of $28.92 per share, or

(ii)	The Company’s shares, par value $0.00002 per share at the conversion price of $0.0793 per share. The total number of the Company’s shares the Note holders convert the notes into cannot be more than 129,941,915, subject to adjustment for forward and reverse stock splits, recapitalization and the like.

The conversion prices will be adjusted if one of the following conditions occurs:

a.	If the Company or 798 Entertainment issues any additional equity security at a price per share (the “New Issuance per share”) that is lower than the conversion price per share then in effect, then the conversion price per share is adjusted to the New Issuance price per share.

b.	Stock splits, combinations and dividends

However, the conversion price will not be adjusted upwards except in the case of stock combinations.

The Convertible Notes will automatically convert into 798 Entertainment’s Class B Ordinary Shares at the conversion price then in effect upon the closing of a Qualified Public Offering of 798 Entertainment. A Qualified Public Offering is defined as an initial public offering of 798 Entertainment’s ordinary shares on an internationally recognized stock exchange outside the PRC, at a price per share in the public offering that values 798 Entertainment at more than $200,000 immediately prior to such public offering.

Dividend premium

In the event the 798 Entertainment declares any dividend or other distribution on 798 Entertainment Class B Ordinary Shares or Ordinary Shares, the Note Holders are entitled to an interest payment (a “Dividend Premium”), payable at the same time when any such dividend or distribution is paid by the 798 Entertainment, in an amount equal to which the Note holders would have received had the convertible notes been converted into the 798 Entertainment’s Class B Ordinary Shares or then into the 798 Entertainment’s Ordinary Shares.

Late charges for due amount of principal and interests

Nine percent (9%) per annum (accrued daily and compounded annually) from the date unpaid amount was due until the same is paid in full.

Interest rate reset

The interest rate of the Convertible Notes will reset from 8% to 20%, exclusive of Dividend Premiums and late charges paid or payable, at the earlier of (i) the occurrence of a default event or (ii) December 9, 2011 if the Qualified Public Offering has not occurred by such date. If either of these two conditions occurs, the Note holders may require 798 Entertainment to redeem all or any portion of the Convertible Notes for cash.

If 798 Entertainment fails to pay the redemption price to the Note holders, the Note holders have the option but not the obligation, to convert all or part of the redemption price into the Company’s Ordinary Shares at a conversion price equal to the lesser of (i) the conversion price to convert the Convertible Notes to the Company’s ordinary share then in effect, and (ii) the weighted average price of the Company’s ordinary shares during the period beginning on and including the date when the redemption price is due and ending on and including the date when the Note Holders submit a notice to 798 Entertainment.

The conversion right to the Company’s ordinary shares, the dividend premium feature, and the interest reset feature, are embedded derivatives that are bifurcated for measurement purposes, and are presented on a combined basis with the Convertible Notes.

The total of the fair value of the derivatives at the issuance date with the amount of $12,759 and the issuance cost with the amount of $417 resulted in a debt discount totaling $13,176. The debt discount has exceeded the principle amount of the Convertible Notes by $3,176, this amount is write off in 2009 as loss on issuance of the Convertible Notes. The remaining debt discount of $10,000 was amortized into interest expense over the term of the Convertible Notes using the effective interest rate method. During 2009 and 2010 (till September 8, 2010, which was the conversion date), the amortized discount of $nil and $1 was recorded as part of the interest expense in these periods.

The initial fair value of these derivatives was $12,759 on the issuance date. The change in the fair value of derivatives during 2009 and 2010 (till September 8, 2010, which was the conversion date as described below) was a loss of $5,270, and a gain of $1,280 was recorded in earnings in both years, respectively.

On September 8, 2010 the Convertible Notes was converted into the Company’s ordinary shares and 798 Entertainment’s class B ordinary shares by 62.5% and 37.5% of the face value of the Convertible notes, respectively, upon the choice of the Notes Holders.

The carrying amount of the Convertible Notes as of the conversion date was $16,750, which comprised of the principal amount of the Convertible Notes $10,000 less the unamortized discount of $9,999 as of the conversion date and the carrying amounts of the conversion rights and interest reset features which were carried at their fair values as of the conversion date for $16,749, was credited to the equity accounts to reflect the ordinary shares issued by the Company and its subsidiary, 798 Entertainment and no gain or loss was recognized. As a result of this conversion, 78,814,628 of the Company’s ordinary shares with par value of $0.00002 and 129,668 of 798 Entertainment’s class B ordinary share with par value of $0.01 are issued to the Note Holders.

FAIR VALUE	12 Months Ended
Dec. 31, 2011
FAIR VALUE
16.	FAIR VALUE

(a)	Assets and liabilities measured at fair value on a recurring basis

(i)	Put Option

The Put Option the Group offered to QUALCOMM as set out in Note 14 was recorded as a liability at fair value. The Group measured the fair value for the Put Option with the assistance of an independent valuation firm.

The Put Option was classified as a Level 3 liability because the Group used unobservable inputs to value it, reflecting the Group’s assessment of the assumptions market participants would use in valuing these derivatives.

(ii)	Derivatives embedded in the Convertible Notes

Derivatives embedded in the Convertible Notes as set out in Note 15 were classified as Level 3 liabilities because the Group used unobservable inputs to value them, reflecting the Group’s assessment of the assumptions market participants would use in valuing these derivatives.

(iii)	Contingent consideration receivable

The contingent consideration receivable as set out in Note 3 is considered as Level 3 asset because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing this asset.

	December 31, 2010
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Asset:
Contingent consideration receivable	—	—	$89	$89

Total asset at fair value	—	—	$89	$89

Liability:
Put Option	—	—	$1,380	$1,380

Total liability at fair value	—	—	$1,380	$1,380

(a)	Assets and liabilities measured at fair value on a recurring basis—continued

	December 31, 2011
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Liability:
Put Option	—	—	$1,530	$1,530

Total liability at fair value	—	—	$1,530	$1,530

The following table summarizes the movement of the balances of the Group’s financial asset and liabilities measured at fair value on a recurring basis:

Asset:
Balance at January 1, 2010	$—
Initial recognition of the contingent consideration receivable	196
Change in fair value of the contingent consideration receivable	(107)

Balance at December 31, 2010	89
Change in fair value of the contingent consideration receivable	(89)

Balance at December 31, 2011	$—

Liabilities:
Balance at January 1, 2010	$19,286
Change in fair value of the Put Option	123
Change in fair value of the derivatives embeddedin the Convertible Notes	(1,280)
Conversion of the Convertible Notes	(16,749)

Balance at December 31, 2010	1,380
Change in fair value of the Put Option	150

Balance at December 31, 2011	$1,530

(b)	Assets and liabilities measured at fair value on a nonrecurring basis

The Group acquired Citylead on February 10, 2010. The Group measured the fair value for the asset acquired, with the assistance of an independent valuation firm, using discounted cash flow techniques, and the asset was classified as Level 3 asset because the Group used unobservable inputs to value it reflecting the Group’s assessment of the assumptions market participants would use in valuing these purchased intangible asset.

SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2011
SHARE-BASED PAYMENT
17.	SHARE-BASED PAYMENT

In March 2005, the Group adopted the 2005 Share Incentive Plan (the “Plan”) which allows the Group to offer a variety of incentive awards to employees and directors of the Group. For the year ended December 31, 2005, options to purchase 40,000,000 ordinary shares were authorized under the Plan. Under the terms of the Plan, options are generally granted at prices equal to the fair market value of the Group’s shares listed on NASDAQ and expire 10 years from the date of grant. The options vest in accordance with the terms of the agreement separately entered into by the Group and grantee at the time of the grant.

Share option

Under the Plan, the Group granted certain stock options to its employees prior to 2009, which were all vested as of January 1, 2009. Accordingly, no compensation expense for such stock options was recognized in 2009, 2010 and 2011.

As of December 31, 2011, there were 131,636 exercisable options that were related to grants made prior to 2009. The grant date fair value and the weighted average exercise price of these options were $0.62 and $1.083, respectively, with a remaining contractual life of 3.7 years. None of these share options were exercised during the year ended December 31, 2011.

On April 21, 2011, the Group granted 1,800,000 share options to its director, independent directors and an external consultant. 50% of these share options vested on the grant date and 50% will vest on April 21, 2012. The grant date fair value and the weighted average exercise price of these options were $0.15 and $0.272, respectively, with a remaining contractual life of 9.3 years. The Group recognized share based compensation expense of $224 for these options for the year ended December 31, 2011.

On June 30, 2011, the Group granted 36,870,000 share options to its employees. 25% of these share options vested on the grant date and 25% will be vest on each anniversary for the subsequent three years. The grant date fair value and the weighted average exercise price of these options were $0.15 and $0.254, respectively, with a remaining contractual life of 9.5 years. The Group recognized share base compensation expenses of $1,948 for these options for the year ended December 31, 2011.

A summary of option activity under the Plan as of December 31, 2011, and changes during the year then ended is presented below:

	Options granted	Weighted average exercise price per option	Fair value per ordinary share at the grant dates	Weighted average intrinsic value per option at the grant dates
April 21, 2011	1,800,000	$0.272	$0.272	$0.122
June 30, 2011	36,870,000	$0.254	$0.254	$0.104

Total	38,670,000

	Number of options	Weighted average exercise price per option	Weighted average fair value per option at the grant date
Outstanding at January 1, 2011	131,636	1.083	0.620
Granted	38,670,000	0.255	0.150
Exercised	—	—	—
Forfeited or expired	—	—	—

Outstanding at December 31, 2011	38,801,636	0.258	0.152

Exercisable at December 31, 2011	10,249,136	0.266	0.156

	Options outstanding
	Number outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price per option	Aggregate intrinsic Value as of December 31, 2011
Outstanding options	38,801,636	9.5	0.257	—

	Options exercisable
	Number exercisable	Weighted average remaining contractual life (years)	Weighted average exercise price per option	Aggregate intrinsic Value as of December 31, 2011
Exercisable options	10,249,136	9.4	0.266	—

Total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was $nil, $nil and $nil.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following assumptions used for grants during the applicable periods.

2011
Expected term of the option	5-6 years
Expected volatility of the underlying share	63.00%
Expected dividend yield on the underlying share	0.00%
Risk-free interest rate for the expected term of the option	2.73-2.91%

(1)	Expected term of the option

The expected term of an employee share option is the period of time for which the instrument is expected to be outstanding.

(2)	Expected volatility of the underlying share

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(3)	Expected dividend yield on the underlying share

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of PRC international government bonds with a maturity period close to the expected term of the options.

During 2009, 2010 and 2011, the Group recognized compensation expense, net of forfeitures, of $20, $1 and $2,172, respectively, for share-based payment awards for which the requisite service was rendered during the year.

There was $2,846 of total unrecognized compensation expense related to unvested share options granted as of December 31, 2011. The expense is expected to be recognized over a weighted-average period of 2.5 years using the straight-line attribution method.

Nonvested shares

In July 2006, the Group granted 315,000 nonvested shares to the Chief Financial Officer. These nonvested shares will vest over three years. Share based compensation expense is recognized over the requisite service period of award according to the awards’ graded vesting schedule. The grant date fair value of the nonvested shares was $0.98 per share, based on the closing price of the Company’s share on the grant date. On August 15, 2008, the Chief Financial Officer resigned and 105,000 of the remaining unvested shares were forfeited. As of the resignation date, 210,000 nonvested shares granted to the Chief Financial Officer had vested. On July 28, 2009, the Company signed an amendment agreement with the ex-Chief Financial Officer, and agreed to grant 105,000 vested shares to the ex-Chief Financial Officer. This modification of these nonvested shares did not result in incremental share-based compensation as the fair value of the modified award measured immediately after the modification equaled to the fair value of the original award measured immediately before the modification Accordingly the unrecognized compensation expenses of $17 which related to the original nonvested shares as of the modification date were recognized as of the modification date.

In August 2007, another 65,818 nonvested shares were granted to an independent director. 25% of these nonvested shares vested on the grant date and 25% will be vest on each anniversary for the subsequent three years. The grant date fair value of these nonvested shares was $0.28 per share. The Group recognized share based compensation expense of $3, $1 and $nil for these nonvested shares for the years ended December 31, 2009, 2010 and 2011, respectively.

The intrinsic value of nonvested shares vested for the years ended December 31, 2009, 2010 and 2011 is $20, $3 and $nil, respectively.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL
18.	SHARE CAPITAL

The Company has 50,000,000,000,000 ordinary shares authorized with par value of $0.00002 per share.

As of January 1, 2009, the Company had 650,034,590 ordinary shares issued and outstanding.

In 2009, the Company issued 121,455 ordinary shares upon the vesting of nonvested shares.

On September 2006 the Group obtained the approval from its shareholders to repurchase up to $40 million of the Group’s outstanding ADSs. Subsequently on September 29, 2008, the Group’s Board of Directors approved to repurchase additional ADSs, as part of the 2006 share repurchase plan. In December 2009, the Group purchased 61,200 ADSs representing 918,000 ordinary shares from existing shareholders at $0.21 per ordinary share. The repurchase was accounted for as treasury stock and recorded at cost. The respective 61,200 ADSs were subsequently cancelled by the Group on March 26, 2010.

On February 10, 2010, the Company issued 65,934,066 ordinary shares for the acquisition of Citylead (Note 3). On September 8, 2010, the Company issued 78,814,628 ordinary shares for the conversion of the Convertible Notes (Note 15). In addition, the Company also issued 16,454 ordinary shares upon the vesting of nonvested shares in 2010.

As of December 31, 2011, the Company had 794,003,193 ordinary shares issued and outstanding.

OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2011
OTHER OPERATING INCOME
19.	OTHER OPERATING INCOME

For the years ended December 31, 2009, 2010 and 2011 the other operating income was $nil, $1,109 and $2,824, respectively, which was primarily derived from rental income of office buildings and gain from disposal of other asset (Note 11).

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

Ying Bai Technology Ltd. (“Ying Bai”, formerly known as Techfaith Technology (Shenyang) Ltd.) and De Ming Technology (Hangzhou) Ltd. (“De Ming”) (formerly known as Kang Mu Ni Electronics (Hangzhou) Ltd.) are subsidiaries of Techfaith Technology Limited (“Techfaith Technology”), a company established in April 2007. Techfaith Technology is a 100% owned subsidiary of Techfaith Electronics Limited, a company established in September 2007, of which the Group’s Founder and CEO holds 43% equity interest. On December 30, 2011, Techfaith Electronics Limited sold 100% equity interest of Techfaith Technology to a third party. As of December 31, 2011, Ying Bai and De Ming are not the related parties of the Group.

For the years ended December 31, 2009, 2010 and 2011, purchase of raw materials, mobile phone products and services from related parties were as follow:

	Year ended December 31,
	2009	2010	2011
Ying Bai (1)	$3,479	$10,662	$35,832
De Ming (1)	1,154	125	—

Total	$4,633	$10,787	$35,832

For the years ended December 31, 2009, 2010 and 2011, sales of raw materials to related parties were as follow:

	Year ended December 31,
	2009	2010	2011
Ying Bai (1)	$833	$838	$80
De Ming (1)	—	21	—

Total	$833	$859	$80

As of December 31, 2010 and 2011, amounts due from a related party were as follow:

	December 31,
	2010	2011
Trade receivable:
Ying Bai (1)	$8,061	$—

As of December 31, 2010 and 2011, amounts due to related parties were as follows:

	December 31,
	2010	2011
Trade payable:
Ying Bai (1)	$14	$—
De Ming (1)	32	—

Total	$46	$—

(1) As of December 31, 2011, Ying Bai and De Ming are not the related parties of the Group.

OPERATING SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENT AND GEOGRAPHIC INFORMATION
21.	OPERATING SEGMENT AND GEOGRAPHIC INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has determined that the business segments that constitute its primary reporting segments are ODP, Brand name phone sales and Game considering the differences in products, which is consistent with the Group’s internal financial reporting structure.

The Group uses gross profit as the measure of each operating segment.

The financial information for each operating segment reflects that information which is specifically identifiable or which is allocated based on an internal allocation method. Selected financial information by operating segment[1] is as follows:

	Year ended December 31,
	2009	2010	2011
Revenues
- ODP	$210,588	$222,549	$212,784
- Brand name phone sales	—	38,462	67,535
- Game	488	10,866	43,481

Total net revenues	211,076	271,877	323,800

Cost of sales
- ODP	(172,801)	(180,517)	(174,991)
- Brand name phone sales	—	(22,066)	(41,280)
- Game	(64)	(2,202)	(22,293)

Total cost of revenues	(172,865)	(204,785)	(238,564)

Gross profit	$38,211	$67,092	$85,236

[1]	The Group’s chief operating decision maker only reviews revenue and cost for each operating segment. Expenses are not allocated to each segment.

	Year ended December 31,
	2010	2011
Assets
- ODP	$208,131	$220,720
- Brand name phone sales	31,675	53,855
- Game	19,703	34,433
Reconciling amounts	44,444	58,401

Total assets	$303,953	$367,409

Reconciling amounts:
Corporate assets	$44,444	$58,401

The corporate assets mainly represent the office buildings and construction of office building in progress which cannot be allocated to the operating segments.

	Year ended December 31,
	2009	2010	2011
Total expenditures for purchase of long-lived assets:
- ODP	$733	$3,254	$10,396
- Brand name phone sales	—	—	—
- Game	334	953	24
Corporate assets	288	75	15,545

Total capital expenditure	$1,355	$4,282	$25,965

Revenues for the Group’s products and services are shown in the table below:

	Year ended December 31,
	2009	2010	2011
Net revenues:
- Products sales	$206,106	$219,037	$208,870
- Design fees	2,335	1,752	13
- Component sales	2,147	1,760	3,901

Revenues related to ODP	210,588	222,549	212,784

Revenue related to Brand name phone sales	—	38,462	67,535

- Motion sensor game device	—	5,097	42,848
- Wireless gaming service	470	5,625	601
- Others	18	144	32

Revenue related to Game	488	10,866	43,481

Total net revenues	$211,076	$271,877	$323,800

Geographic information

Revenues, classified by the major geographic areas in which the Group’s customers are located (for design fees and wireless gaming service related revenue, based on the address of the customer who contracted with the Group; for product sales, based on the address to which the Group ships product), are as follows:

Geographic information—continued

	Year ended December 31,
	2009	2010	2011
Revenues from the PRC	$192,644	$257,044	$316,349
Revenues from countries other than the PRC	18,432	14,833	7,451

Total revenues	$211,076	$271,877	$323,800

COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
22.	COMMITMENTS

(a)	Purchase commitments

The Group uses EMS providers to provide manufacturing services for its products. During the normal course of business, in order to reduce manufacturing lead times and ensure adequate component supply, the Group enters into contracts with certain manufacturers that allow them to procure inventory based on criteria defined by the Group. As of December 31, 2011, the Group had commitments under non-cancellable contracts with future minimum purchases of $287 in 2012.

(b)	Operating lease as lessee

The Group entered into operating lease agreements for its office spaces in the PRC. These leases expire at various dates through 2014. Rental expenses under such operating leases were $1,152, $1,093 and $1,980 for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum rental lease payments under non-cancellable operating leases agreements are as follows:

Year 2012	$1,640
Year 2013	1,525
Year 2014 and thereafter	38

$3,203

(c)	Capital commitments

As of December 31, 2011, capital commitments for construction of property and purchase of plant, machinery and equipment are as follows:

Year 2012	$27,355
Year 2013 and thereafter	23,022

$50,377

MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2011
MAJOR CUSTOMERS
23.	MAJOR CUSTOMERS

A small number of customers have historically accounted for a substantial portion of our net revenue. In 2009, 2010 and 2011, our top three customers collectively accounted for approximately 34.2%, 30.4% and 37.6%, respectively, of our net revenues.

The following table summarizes net revenues from customers that accounted for 10% or more of the Group’s net revenues.

	Net revenues Year ended December 31,
	2009	2010	2011
A	N/A	N/A	14.9%
B	N/A	N/A	11.8%
C	N/A	N/A	10.9%
D	N/A	11.4%	N/A
E	N/A	10.9%	N/A
F	14.1%	N/A	N/A
G	10.1%	N/A	N/A
H	10.0%	N/A	N/A

	34.2%	22.3%	37.6%

The following table summarizes accounts receivable from customers that accounted for 10% or more of the Group’s accounts receivable:

	Accounts receivable As of December 31,
	2010	2011
I	34.5%	42.2%
J	N/A	23.7%
K	12.7%	N/A
L	10.6%	N/A

	57.8%	65.9%

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE
24.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the years indicated:

	Years ended December 31,
	2009	2010	2011
Net income attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic	$4,414	$27,840	$27,127
Convertible Notes interest	—	1	—
Change in fair value of derivatives embedded in Convertible Notes	—	(1,280)	—

Net income attributable to China Techfaith Wireless Communication Technology Limited (numerator), diluted	$4,414	$26,561	$27,127

Shares (denominator):
Weighted average ordinary shares outstanding	650,057,866	732,784,822	794,003,193
Effect of dilutive securities:
Weighted average shares from assumed vest of nonvested shares	6,054	7,080	—
Weighted average shares from the Convertible Notes, if converted	70,825,200	63,051,703	—

Weighted average shares used in computing diluted net income per share	720,889,120	795,843,605	794,003,193

Net income attributable to China Techfaith Wireless Communication Technology Limited per share, basic	$0.01	$0.04	$0.03

Net income attributable to China Techfaith Wireless Communication Technology Limited per share, diluted	$0.01	$0.03	$0.03

As of December 31, 2009, 2010 and 2011, the Group had 131,636, 131,636 and 38,801,636 options to purchase ordinary shares outstanding which were excluded in the computation of diluted income per share as their effect would have been anti-dilutive.

In 2009, the Convertible Notes could have potentially diluted basic income per share in the future, but which were excluded in the computation of diluted income per share in 2009, as its effect would have been anti-dilutive. Accordingly, the change in fair value of derivatives embedded in the Convertible Notes was not considered in calculating the net income attributable to China Techfaith Wireless Communication Technology Limited used for the calculation of diluted net income per share in 2009.

EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLAN
25.	EMPLOYEE BENEFIT PLAN

Full time employees of the Group located in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on certain percentages of the employees’ salaries.

The total provisions for such employee benefits were $2,244, $2,505 and $2,153 for the years ended December 31, 2009, 2010 and 2011, respectively.

STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES AND RESTRICTED NET ASSETS
26.	STATUTORY RESERVES AND RESTRICTED NET ASSETS

As stipulated by the relevant law and regulations in the PRC, the Company’s subsidiaries, VIEs and VIE’s subsidiary in the PRC are required to maintain non-distributable statutory surplus reserve. Appropriations to the statutory surplus reserve are required to be made at not less than 10% of profit after taxes as reported in these entities’ statutory financial statements prepared under the accounting principles generally accepted in the PRC (the “PRC GAAP”). Once appropriated, these amounts are not available for future distribution to owners or shareholders. Once the general reserve is accumulated to 50% of these entities registered capital, these entities can choose not to provide more reserves. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production and an increase in registered capital of these entities. Amounts contributed to the statutory reserve were $16,679 and $22,631 as of December 31, 2010 and 2011, respectively.

As a result of PRC laws and regulations, which require that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital and the statutory reserves of the Company’s PRC subsidiaries, VIEs and VIE’s subsidiary. As of December 31, 2011, the aggregate amounts of capital and statutory reserves restricted which represented the amount of net assets of the relevant subsidiaries, VIEs and VIE’s subsidiary in the Group not available for distribution was $181,319.

NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2011
NONCONTROLLING INTERESTS
27.	NONCONTROLLING INTERESTS

Techsoft Holding and its subsidiary

On March 17, 2006, the Group and QUALCOMM established TechSoft Holding, which engaged in the business of developing software applications for wireless communication devices. The Group and QUALCOMM hold 70% and 30% of TechSoft Holding’s share capital, respectively.

798 Entertainment, its subsidiaries and VIE

In July 2009, 798 Entertainment, a wholly owned subsidiary of the Group, issued 345,722 Class B Ordinary Shares to Infiniti Capital Limited (an independent third party), for $10,000 cash at an issuance price of $28.92 per share (“Base Price”), with par value of $0.01 per share. The Group incurred legal costs of $162 in relation to the issuance of these Class B Ordinary Shares. Therefore the net proceeds were $9,838.

These Class B Ordinary Shares are convertible into the 798 Entertainment’s Ordinary Shares at the option of Infiniti Capital Limited. The conversion price is initially set to be the Base Price and subject to adjustment.

In addition to the standard anti-dilution adjustment, the conversion price will also be adjusted down if the audit net income of 798 Entertainment in the twelve calendar months ending June 30, 2010, 2011 and 2012 is lower than $15,000, $30,000 and $45,000, respectively.

The Class B Ordinary Share will be automatically converted (based on the then-effective conversion price) into 798 Entertainment’s Ordinary Shares immediately prior to and conditional upon the closing of a Qualified Public Offering of 798 Entertainment.

No dividend or distribution shall be declared, paid, set aside or made with respect to 798 Entertainment’s ordinary shares at any time unless a distribution is likewise declared, paid set aside or made, respectively, at the same time with respect to each outstanding 798 Entertainment’s Class B Ordinary Share as if these Class B Ordinary Shares had been converted into 798 Entertainment’s ordinary shares.

After this issuance, the Group retained its control of 798 Entertainment, but reduced its share ownership in 798 Entertainment from 100% to 74.3%. This transaction was accounted for as an equity transaction. Therefore, no gain or loss is recognized in consolidated net income or comprehensive income. The initial carrying amount of the noncontrolling interest, $2,356, is calculated as the net assets of the investee, 798 Entertainment, times the noncontrolling’s percentage, 25.7%. The difference between the proceeds received, $9,838, and the initial carrying value of the noncontrolling interest, $2,356, was recognized as an increase in additional paid-in capital attributable to the Group.

On September 8, 2010, the Note Holders of Convertible Notes issued by 798 Entertainment have converted 37.5% of the Convertible Notes’ face value to class B ordinary shares of 798 Entertainment at the predetermined conversion price of $28.92, and 129,668 class B ordinary shares were issued to the Note Holders with par value of $0.01. Upon this conversion of the Convertible Notes, the Group retained its control of 798 Entertainment, but further reduced its share ownership in 798 Entertainment from 74.3% to 67.8%. This transaction was accounted for as an equity transaction, therefore, no gain or loss is recognized in consolidated net income or comprehensive income. The initial carrying amount of the noncontrolling interest, $3,546, is calculated as the net assets of the investee, 798 Entertainment, times the noncontrolling’s percentage, 32.2%, then less the value of the noncontrolling interest just before the conversion of Convertible Notes.

The carrying amount of accumulated other comprehensive income of 798 Entertainment was adjusted to reflect the change in the ownership interest of 798 Entertainment through a corresponding credit to additional paid -in capital attributable to the Group.

Techfaith Hangzhou, Techfaith Intelligent Beijing and its subsidiary

On September 16, 2011, Techfaith Hangzhou, Techfaith Intelligent Handset Beijing and BEIID established Tecface Communication Equipment Beijing, which will be engaged in mobile phone production activities in Beijing. Techfaith Hangzhou and Techfaith Intelligent Handset Beijing hold 49% and 11% of equity interest of Tecface Communication Equipment Beijing, respectively, and BEIID holds 40% of equity interest of Tecface Communication Equipment Beijing.

Fair Nice and its subsidiary

On September 22, 2011, Fair Nice and Shenyang High and New Investment Co. Limited (“Shenyang Investment”), established Tecface International Mobile, which will be engaged in mobile phone research and production activities in Shenyang. Fair Nice holds 83.3% of equity interest of the Tecface International Mobile and Shenyang Investment holds 16.7% of equity interest of Tecface International Mobile.

ADDITIONAL INFORMATION-SCHEDULE 1	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION-SCHEDULE 1

ADDITIONAL INFORMATION—SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Years ended December 31,
	2010	2011
ASSETS
Current assets:
Cash and cash equivalents	$73	$102
Amounts due from subsidiaries	107,030	106,927
Prepaid expenses and other current assets	17	—

Total current assets	107,120	107,029

Intangible assets	6	—
Investment in subsidiaries	157,749	199,707

TOTAL ASSETS	$264,875	$306,736

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$1,490	$1,553

Total current liabilities	$1,490	$1,553

Equity:
Ordinary shares of par value $0.00002:
50,000,000,000,000 shares authorized; shares issued and outstanding, 794,003,193 and 794,003,193 as of December 31, 2010 and 2011, respectively	16	16
Additional paid-in capital	139,495	141,667
Accumulated other comprehensive income	31,098	43,597
Retained earnings	92,776	119,903

Total equity	263,385	305,183

TOTAL LIABILITIES AND EQUITY	$264,875	$306,736

ADDITIONAL INFORMATION—SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

CONDENSED STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Years ended December 31,
	2009	2010	2011
Net revenues	$—	$—	$—

Operating expenses:
General and administrative	(84)	(177)	(1,420)
Selling and marketing	—	—	(344)
Research and development	—	—	(615)

Total operating expenses	(84)	(177)	(2,379)

Loss from operations	(84)	(177)	(2,379)
Interest income	1	—	—
Equity in earnings of subsidiaries	4,581	28,247	29,567
Change in fair value of the Put Option	(84)	(123)	(150)
Change in fair value of contingent acquisition consideration	—	(107)	89

Income before income taxes	4,414	27,840	27,127
Income taxes	—	—	—

Net income	$4,414	$27,840	$27,127

ADDITIONAL INFORMATION—SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

					Accumulated other comprehensive income		Total share holders’ equity
			Additional paid-in capital					Com- prehensive income
	Ordinary shares			Treasury stock		Retained earnings
	Number	Amount
Balance at January 1, 2009	650,034,590	$13	$105,846	$—	$24,095	$60,522	$190,476
Repurchase of ordinary shares	—	—	—	(199)	—	—	(199)
Foreign currency translation adjustments	—	—	—	—	77	—	77	$77
Vesting of nonvested shares	121,455	—	—	—	—	—	—
Share-based compensation	—	—	20	—	—	—	20
Capital contribution by a noncontrolling shareholder	—	—	7,791	—	(309)	—	7,482
Net income	—	—	—	—	—	4,414	4,414	4,414

Balance at December 31, 2009	650,156,045	13	113,657	(199)	23,863	64,936	202,270	$4,491

Issue of ordinary shares for acquisition of Citylead	65,934,066	1	12,834	—	—	—	12,835
Cancellation of treasury stock	(918,000)	—	(199)	199	—	—	—
Conversion of the Convertible Notes	78,814,628	2	13,202	—	—	—	13,204
Foreign currency translation adjustments	—	—	—	—	7,235	—	7,235	$7,235
Vesting of nonvested shares	16,454	—	—	—	—	—	—
Share-based compensation	—	—	1	—	—	—	1
Net income	—	—	—	—	—	27,840	27,840	27,840

Balance at December 31, 2010	794,003,193	16	139,495	—	31,098	92,776	263,385	$35,075

Foreign currency translation adjustments	—	—	—	—	12,499	—	12,499	$12,499
Share-based compensation	—	—	2,172	—	—	—	2,172
Net income	—	—	—	—	—	27,127	27,127	27,127

Balance at December 31, 2011	794,003,193	$16	$141,667	$—	$43,597	$119,903	$305,183	$39,626

ADDITIONAL INFORMATION—SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Years ended December 31,
	2009	2010	2011
Operating activities:
Net income	$4,414	$27,840	$27,127
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	20	1	2,172
Change in fair value of the Put Option	84	123	150
Gain on investment in subsidiaries, VIEs and VIE’s subsidiary	(4,598)	(21,997)	(29,459)
Change in operating assets and liabilities:
Amounts due from subsidiaries	(4,780)	(6,190)	103
Prepaid expenses and other current assets	71	48	39
Accrued expenses and other current liabilities	4	99	(103)

Net cash used in operating activities	(4,785)	(76)	29

Investing activity:
Cash consideration paid for business acquisition of Citylead	—	(500)	—

Net cash used in investing activity	—	(500)	—

Financing activity:
Repurchase of ordinary shares from market	(199)	—	—

Net cash used in financing activity	(199)	—	—

Net increase (decrease) in cash and cash equivalents	(4,984)	(576)	29
Cash and cash equivalents at the beginning of the year	5,633	649	73

Cash and cash equivalents at the end of the year	$649	$73	$102

ADDITIONAL INFORMATION—SCHEDULE 1

Note:

1.	BASIS FOR PREPARATION

The Condensed Financial Information of the Company only has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company has used equity method to account for its investment in its subsidiaries and variable interest entities.

2.	INVESTMENTS IN SUBSIDIARIES AND VARIABLE INTEREST ENTITIES

The Company and its subsidiaries and its variable interest entities are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and variable interest entities are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and variable interest entities is reported as earnings from subsidiaries and variable interest entities in the accompanying condensed financial information of parent company.

3.	INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.